INVESTMENT IN ASSOCIATES (Schedule of Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of associates [line items]
Current assets	$ 221,189	$ 158,179
TOTAL ASSETS	652,642	512,760
Current liabilities	37,175	27,828
Total Liabilities	86,914	73,788
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Current assets	48,511	29,012
Non-current assets	78,164	74,989
TOTAL ASSETS	126,675	104,001
Current liabilities	811	1,409
Total Liabilities	811	1,409
Net assets	125,864	102,592
Company's share of net assets of associate	35,932	$ 29,575
Whitehorse Gold Corp WHG [Member]
Disclosure of associates [line items]
Current assets	823
Non-current assets	10,862
TOTAL ASSETS	11,685
Current liabilities	237
Total Liabilities	237
Net assets	11,448
Company's share of net assets of associate	$ 3,090